Subsequent Events	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events

20.    SUBSEQUENT EVENTS

On December 23, 2020, the Federal Trade Commission (“FTC”) staff notified the Company that they intend to recommend to the FTC Bureau of Consumer Protection Management and the FTC Commissioners that the agency pursue an enforcement action against the Company and certain of its officers, if FTC staff are unable to reach a negotiated settlement acceptable to all parties. This notice from the FTC staff is related to an initial FTC civil investigative demand sent to the Company in August 2019 seeking documents and information relating primarily to statements in Opendoor’s advertising and website comparing selling homes to Opendoor with selling homes in a traditional manner using an agent and relating to statements that Opendoor’s offers reflect or are based on market prices. The Company intends to proceed with settlement negotiations with the FTC staff. Any settlement could result in material monetary remedies and/or compliance requirements that could have a materially adverse impact on its financial results. The Company cannot make an estimate of the possible loss or range of loss, if any, resulting from negotiations with the FTC staff at this time.

20.SUBSEQUENT EVENTS

On January 23, 2020, we entered into a new mezzanine term debt facility, Term Debt Facility 2020 M‑1, with $300 million in borrowing capacity, a 10% interest rate and a final maturity date of January 23, 2026.

On March 11, 2020, the World Health Organization characterized the outbreak of a novel strain of coronavirus (COVID‑19) as a pandemic. Since that time, this outbreak has spread throughout the United States inclusive of the states in which we have operations. In response to the developments of COVID‑19, we significantly reduced our acquisition of property inventory and paused making new offers to purchase homes from customers. We relaunched offers to purchase homes in Phoenix in May and continued to relaunch other markets in the subsequent weeks and months. We resumed operations across all of our markets by the end of August 2020. On April 15, 2020, we announced a workforce reduction of 600 employees. We provided post-employment benefits to impacted employees for a total cost of $11.3 million and incurred $1.1 million of costs related to the exiting of certain non-cancelable leases with no future benefits to the Company.

On April 6, 2020, we amended one of our existing mezzanine term debt facilities, Term Debt Facility 2016‑M1, to decrease borrowing capacity by $151 million.

On June 1, 2020, we amended one of our existing senior revolving credit facilities, Revolving Facility 2018‑3, to decrease the borrowing capacity by $100 million and extend the final maturity date to June 1, 2023.

On July 10, 2020 we amended one of our existing senior revolving credit facilities, Revolving Facility 2018‑1, to extend the final maturity date to May 10, 2021.

On September 4, 2020, we amended one of our existing senior revolving credit facilities, Revolving Facility 2018‑2, to extend the final maturity date to October 2, 2020 and on September 24, 2020, we extended the final maturity date to December 23, 2022.

On September 15, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Social Capital Hedosophia Corp. II (“SCH”) and Hestia Merger Sub Inc. (“Merger Sub”), a direct wholly owned subsidiary of SCH. Pursuant to the Merger Agreement, and subject to the approval of SCH’s shareholders and the Company’s shareholders, all of the equity interests in Opendoor will be converted into the right to receive 500 million shares of common stock of SCH. Upon consummation of the merger, Merger Sub will merge with and into Opendoor, the separate corporate existence of Merger Sub will cease and Opendoor will be the surviving corporation and a wholly owned subsidiary of SCH (the “Merger”). SCH shall immediately be renamed Opendoor Technologies Inc. The consummation of the Merger is subject to the satisfaction or waiver of certain closing conditions contained in the Merger Agreement.

As part of the Merger, Opendoor options will be converted into options to acquire shares of Opendoor Technologies Inc. Opendoor warrants exercisable prior to close of the Merger, will be converted into shares of Opendoor common stock prior to or concurrent with closing of the Merger and thereafter, exchanged for shares in Opendoor Technologies Inc. Any Opendoor warrants not exercised or exercisable at closing of the Transaction will be cancelled.

On September 14, 2020, the Company entered into a Convertible Notes Exchange Agreement (the “Exchange Agreement”) with the Convertible Note holders. Under the terms of the Exchange Agreement, the Convertible Note holders received rights to 13.3 million shares of the Company’s common stock (“Issuer Stock Rights”) upon the earlier of (i) immediately prior to the consummation of the Merger and (ii) March 13, 2021. The Issuer Stock Rights are received in full satisfaction of the outstanding principal and accrued interest on the Convertible Notes and such notes have been cancelled and of no further force or effect.

On January 6, 2020, the Company entered into an employment letter agreement with an executive, including an anticipated grant of 9,202,707 RSUs to the executive upon a listing event. The RSUs would vest upon the achievement of share price milestones and the executive’s continued employment. In August and September 2020, the Company’s board of directors and the majority of the Company’s preferred shareholders, respectively, approved an amendment and restatement of the letter agreement to clarify certain details regarding the terms of the anticipated grant. Under the amended and restated letter agreement, a listing event occurs if an initial public offering, direct listing of the Company’s common stock, or a merger with a special purpose acquisition company occurs before December 31, 2024.

In August and September 2020, the Company’s board of directors and the majority of the Company’s preferred shareholders, respectively, approved a grant of 2,160,000 RSUs to an executive. The RSUs, once granted, vest upon a four-year service-based requirement and a performance condition. The performance condition is met by the completion of a Company Listing Event.

On September 25, 2020, we amended one of our existing senior revolving credit facilities, Revolving Facility 2019‑1, to extend the final maturity date to March 4, 2022.

On September 25, 2020, we amended one of our existing senior revolving credit facilities, Revolving Facility 2019‑3, to increase borrowing capacity by $100 million and extend the final maturity date to August 21, 2023.

As a result of the amendments and other events subsequent to December 31, 2019, borrowing capacity under our non-recourse asset-backed financing facilities has increased by $28 million, from $3,380 million at December 31, 2019 to $3,408 million, of which $1,948 million is fully committed. Through August 31, 2020, the Company’s senior revolving credit facilities had a weighted average interest rate of 3.68%.

On September 25, 2020, we exercised an option to early terminate the San Francisco headquarters lease, effective September 30, 2021. In exercising our early termination option, we incurred and paid $5.2 million in early termination fees. We are contractually obligated to pay rent through the remaining amended lease term in the amount of $10.5 million.

Social Capital Hedosophia Holdings Corp. II
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to January 31, 2020, the date that the financial statements were available to be issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Founder Shares

On January 21, 2020, the Company cancelled the one share issued in October 2019 and the Sponsor purchased 8,625,000 Founder Shares for an aggregate purchase price of $25,000. On April 27, 2020, the Company effected a share capitalization, resulting in 10,350,000 Founder Shares issued and outstanding as of such date. The Founder Shares will automatically convert into Class A ordinary shares on the first business day following the completion of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 7.

The Founder Shares include an aggregate of up to 1,350,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Proposed Public Offering.

Promissory Note — Related Party

On January 21, 2020, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000, of which $300,000 was outstanding under the Promissory Note as of January 21, 2020. The note is non-interest bearing and payable on the earlier of (i) June 30, 2020 and (ii) the completion of the Proposed Public Offering.

As a result of the execution of the underwriting agreement on April 27, 2020, the financial statements have been modified to reflect the final terms of the agreement.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.